Fixed Assets - Schedule of Fixed Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fixed Assets [Line Items]
Accumulated depreciation	$ (697,518)	$ (679,870)	$ (635,824)
Fixed assets, net	43,538	42,516	69,281
Property, leasehold and capitalized software [Member]
Schedule of Fixed Assets [Line Items]
Property, Plant and Equipment, Gross	615,905	597,235	579,954
TAEUS development and testing [Member]
Schedule of Fixed Assets [Line Items]
Property, Plant and Equipment, Gross	$ 125,151	$ 125,151	$ 125,151